Guarantees, commitments and risks - Expected payments under contractual obligations (Details) € in Millions	Dec. 31, 2022 EUR (€)
Guarantees, commitments and risks
Contractual obligations	€ 225,482
within 1 year
Guarantees, commitments and risks
Contractual obligations	45,992
Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	40,463
Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	26,521
Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	19,673
Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	14,847
beyond 5 years
Guarantees, commitments and risks
Contractual obligations	77,986
Decommissioning liabilities
Guarantees, commitments and risks
Contractual obligations	13,984
Decommissioning liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	685
Decommissioning liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	440
Decommissioning liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	376
Decommissioning liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	376
Decommissioning liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	485
Decommissioning liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	11,622
Environmental liabilities
Guarantees, commitments and risks
Contractual obligations	3,517
Environmental liabilities | within 1 year
Guarantees, commitments and risks
Contractual obligations	591
Environmental liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	507
Environmental liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	408
Environmental liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	317
Environmental liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	306
Environmental liabilities | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	1,388
Purchase obligations
Guarantees, commitments and risks
Contractual obligations	207,980
Purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	44,715
Purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	39,516
Purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	25,737
Purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	18,980
Purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	14,056
Purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	64,976
Gas take-or-pay contracts
Guarantees, commitments and risks
Contractual obligations	201,766
Gas take-or-pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	40,628
Gas take-or-pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	38,547
Gas take-or-pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	25,250
Gas take-or-pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	18,717
Gas take-or-pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	13,926
Gas take-or-pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	64,698
Gas ship or pay contracts
Guarantees, commitments and risks
Contractual obligations	2,460
Gas ship or pay contracts | within 1 year
Guarantees, commitments and risks
Contractual obligations	915
Gas ship or pay contracts | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	506
Gas ship or pay contracts | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	419
Gas ship or pay contracts | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	250
Gas ship or pay contracts | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	121
Gas ship or pay contracts | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	249
Other purchase obligations
Guarantees, commitments and risks
Contractual obligations	3,754
Other purchase obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	3,172
Other purchase obligations | Later than one year and not later than two years
Guarantees, commitments and risks
Contractual obligations	463
Other purchase obligations | Later than two years and not later than three years
Guarantees, commitments and risks
Contractual obligations	68
Other purchase obligations | Later than three years and not later than four years
Guarantees, commitments and risks
Contractual obligations	13
Other purchase obligations | Later than four years and not later than five years
Guarantees, commitments and risks
Contractual obligations	9
Other purchase obligations | beyond 5 years
Guarantees, commitments and risks
Contractual obligations	29
Other obligations
Guarantees, commitments and risks
Contractual obligations	1
Other obligations | within 1 year
Guarantees, commitments and risks
Contractual obligations	1
Memorandum of intent Val d'Agri
Guarantees, commitments and risks
Contractual obligations	1
Memorandum of intent Val d'Agri | within 1 year
Guarantees, commitments and risks
Contractual obligations	€ 1